INCOME TAXES - Schedule of Reconciliation of Income Tax Expense from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	$ 148,285	$ (6,349)	$ (401,908)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Macau Complementary Tax rate	17,794	(762)	(48,229)
Tax rate differential		(14,719)	(13,422)
Changes in valuation allowances		24,123	27,004
Depreciation and amortization	1,382
Share-based compensation	1,324
Exempt Income		(29,371)	(14,178)
Effect of profits generated by gaming operations exempted		(92,598)	(75,403)
Payments in lieu of Macau Complementary Tax on dividends	7,843	7,021	5,650
Nontaxable or nondeductible items, Other	1,746
Impairment of goodwill	6,951
Changes in unrecognized tax benefits	(16,277)
Over provision in prior years	(16,798)	(751)	(2,395)
Effect of expenses for which no income tax benefit is receivable		95,116	80,455
Expired tax losses		33,551	53,940
Income tax expense	$ 2,829	$ 21,610	$ 13,422
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Macau Complementary Tax rate, percent	12.00%	12.00%	12.00%
Depreciation and amortization rate, Percent	0.90%
Share-based compensation rate, Percent	0.90%
Other Nontaxable or nondeductible items, Percent	1.20%
Payments in lieu of Macau Complementary Tax on dividends, Percent	5.30%
Impairment of goodwill, Percent	4.70%
Changes in unrecognized tax benefits, Percent	(11.00%)
Effective tax rate, Percent	1.90%	(340.37%)	(3.34%)
Other Jurisdictions [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other jurisdictions	$ 507
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other jurisdictions rate, Percent	0.30%
Hong Kong [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ (13,726)
Changes in valuation allowances	2,908
Interest income	(37,986)
Interest expense	73,859
Net foreign currency exchange difference	7,338
Depreciation and amortization	1,885
Share-based compensation	1,717
Other	$ 264
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential, Percent	(9.30%)
Changes in valuation allowances, Percent	2.00%
Interest income, Percent	(25.60%)
Interest expense, Percent	49.80%
Net foreign currency exchange difference rate, Percent	4.90%
Depreciation and amortization rate, Percent	1.30%
Share-based compensation rate, Percent	1.20%
Other, Percent	0.20%
The Philippines [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ 6,195
Changes in valuation allowances	9,693
Other	1,750
Withholding tax on dividends	5,934
Exempt Income	$ (24,550)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential, Percent	4.20%
Changes in valuation allowances, Percent	6.50%
Other, Percent	1.20%
Withholding tax on dividends, Percent	4.00%
Exempt Income, Percent	(16.60%)
Cyprus [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ (301)
Changes in valuation allowances	17,432
Other	(16)
Tax incentive	(2,400)
Enacted change in tax rate	$ (7,631)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential, Percent	(0.20%)
Changes in valuation allowances, Percent	11.70%
Other, Percent	0.00%
Enacted change in tax rate, Percent	(5.10%)
Tax incentive, Percent	(1.60%)
Sri Lanka [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ (15,328)
Changes in valuation allowances	22,331
Other	(622)
Enacted change in tax rate	$ (689)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential, Percent	(10.30%)
Changes in valuation allowances, Percent	15.00%
Other, Percent	(0.40%)
Enacted change in tax rate, Percent	(0.50%)
Macau [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Changes in valuation allowances	$ 18,207
Other	(53)
Exempt Income	$ (84,652)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Changes in valuation allowances, Percent	12.30%
Other, Percent	0.00%
Exempt Income, Percent	(57.10%)